Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 139,368	$ 118,368	$ 503,477	$ 263,387